Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt [Abstract]
Long-term debt	$ 47,683
Less unamortized deferred financing costs	(224)	$ (331)
Total debt, net of deferred financing costs	47,459	54,886
Current [Abstract]
Less current portion of unamortized deferred financing costs	(90)	(107)
Current portion of long-term debt, net of deferred financing costs	7,443	7,427
Non-current [Abstract]
Less non-current portion of unamortized deferred financing costs	(134)	(224)
Non-current portion of long-term debt, net of deferred financing costs	40,016	47,459
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	15,833	19,167
Current [Abstract]
Current portion of long-term debt	3,333	3,334
Non-current [Abstract]
Non-current portion of long-term debt	12,500	15,833
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	31,850	36,050
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	$ 27,650	$ 31,850